Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr. Partner jfeinourjr@stradley.com 215.564.8521
1933 Act Rule 485(a)
1933 Act File No. 333-232249
1940 Act File No. 811-23450

May 8, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Global Beta ETF Trust (the “Registrant”)
File Nos. 333-232249 and 811-23450

Ladies and Gentlemen:
On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment Nos. 2/4 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing this Amendment for the purpose of registering shares of two new series of the Registrant designated as the Global Beta Low Beta ETF and Global Beta Momentum-Growth ETF (the “Funds”).
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.
The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Registrant’s other series.

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL
A Pennsylvania Limited Liability Partnership

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or Michael D. Mabry, Esq. at (215) 564-8011.

Very truly yours,

/s/ J. Stephen Feinour, Jr., Esq.
J. Stephen Feinour, Jr., Esq.